Equipment Notes Payable	12 Months Ended
Dec. 31, 2014
Equipment Notes Payable
12. Equipment Notes Payable

In connection with the Echo and Echo II transactions, Echo and Echo II assumed approximately $8,500,000 and $11,447,000, respectively, in non-recourse debt in connection with the acquisition of portfolios of assets subject to lease. The debt is held by multiple lenders with interest rates ranging from 2.75% to 9.25% and maturity dates through 2020. The notes are secured by the underlying assets of each lease.

The future maturities of the Partnership’s equipment notes payable at December 31, 2014 are as follows:

Years ending December 31,
2015	$4,380,608
2016	3,376,326
2017	1,709,203
2018	893,443
2019	20,806
Total	$10,380,386

SQN AIF IV, GP LLC [Member]
Equipment Notes Payable

12. Equipment Notes Payable

In connection with the Echo and Echo II transactions, Echo and Echo II assumed approximately $8,500,000 and $11,400,000, respectively, in non-recourse debt in connection with the acquisition of portfolios of assets subject to lease. The debt is held by multiple lenders with interest rates ranging from 2.75% to 9.25% and maturity dates through 2020. The notes are secured by the underlying assets of each lease.

The future maturities of the Fund’s equipment notes payable at December 31, 2014 are as follows:

Years ending December 31,
2015	$4,380,608
2016	3,376,326
2017	1,709,203
2018	893,443
2019	20,806
Total	$10,380,386